Employee Benefit Plans (Summary Of Allocation Of Pension Plan Assets) (Details)	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation	100.00%	100.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation	5.00%	5.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation	95.00%	95.00%